DEPOSITS FROM DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2023
DEPOSITS FROM DIRECT FINANCING LEASES
DEPOSITS FROM DIRECT FINANCING LEASES

NOTE 15 -           DEPOSITS FROM DIRECT FINANCING LEASES

The deposit for direct finance leasing is delivered to the company by the customer when the company signs the finance lease contract as a guarantee for the performance of the contract, the deposit does not bear interest. The balance of the direct financing margin as of June 30, 2023 and 2022 was $ 1,797,532 and $ 2,084,305 respectively.